Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 30,883	$ 4,259	$ 5,855
Restricted cash	2,268	2,667	2,156
Accounts receivable, net	38,150	18,801	12,162
Inventories	45,493	28,985	12,840
Prepaid expenses and other assets	18,633	3,933	4,689
Total current assets	135,427	58,645	37,702
Property, plant and equipment, net	184,053	166,391	124,429
Property, plant and equipment, net-variable interest entities	47,333	42,692
Goodwill	84,864	84,864	16,080
Intangible assets, net	4,417	3,169	7,203
Deferred income taxes	4,863	1,500	1,500
Investments	2,581	4,259	6,149
Other assets	8,729	7,821	7,495
Restricted cash	305	302
Total assets	472,572	369,643	200,558
LIABILITIES AND EQUITY (DEFICIT)
Revolving line of credit	10,550	9,550	350
Current maturities of notes payable	19,702	25,551	2,756
Current maturities of notes payable-variable interest entities	1,439
Accounts payable	20,842	14,237	14,133
Accrued expenses and other liabilities	16,151	3,549	4,197
Deferred revenue	1,039	9,339	5,480
Total current liabilities	69,723	62,226	26,916
Unfavorable lease obligation	10,446	11,293	11,783
Preferred stock embedded conversion feature derivatives	117,332	61,761	4,104
Seneca Holdco liability, at fair value	12,456	10,406
Notes payable	38,260	24,774	25,749
Notes payable-variable interest entities	39,415	36,250
Other liabilities	7,162	5,381	10,015
Total liabilities	294,794	212,091	78,567
Commitments and contingencies
Redeemable preferred stock		122,436	149,122
Equity (deficit):
Common stock ($.0001 par value; 140,000,000 shares authorized; 13,933,191 and 13,251,264 shares issued and outstanding at September 30, 2011 and December 31, 2010; 21,793,803 shares issued or outstanding, pro forma September 30, 2011)	1	1	1
Common stock - additional paid-in-capital	84,650	82,636	15,677
Warrants - additional paid-in-capital	3,698	4,820	4,619
Accumulated deficit	(51,560)	(52,341)	(60,905)
Total stockholders' equity (deficit)	36,789	35,116	(40,608)
Noncontrolling interests			13,477
Total equity (deficit)	36,789	35,116	(27,131)
Total liabilities and equity (deficit)	472,572	369,643	200,558
Pro Forma [Member]
ASSETS
Cash and cash equivalents	30,883
Restricted cash	2,268
Accounts receivable, net	38,150
Inventories	45,493
Prepaid expenses and other assets	18,633
Total current assets	135,427
Property, plant and equipment, net	184,053
Property, plant and equipment, net-variable interest entities	47,333
Goodwill	84,864
Intangible assets, net	4,417
Deferred income taxes	4,863
Investments	2,581
Other assets	8,729
Restricted cash	305
Preferred stock early redemption feature embedded derivative	2,419
Total assets	474,991
LIABILITIES AND EQUITY (DEFICIT)
Revolving line of credit	10,550
Current maturities of notes payable	19,702
Current maturities of notes payable-variable interest entities	1,439
Accounts payable	20,842
Accrued expenses and other liabilities	16,151
Deferred revenue	1,039
Total current liabilities	69,723
Unfavorable lease obligation	10,446
Preferred stock embedded conversion feature derivatives
Seneca Holdco liability, at fair value	12,456
Notes payable	38,260
Notes payable-variable interest entities	39,415
Other liabilities	7,162
Total liabilities	177,462
Commitments and contingencies
Equity (deficit):
Common stock ($.0001 par value; 140,000,000 shares authorized; 13,933,191 and 13,251,264 shares issued and outstanding at September 30, 2011 and December 31, 2010; 21,793,803 shares issued or outstanding, pro forma September 30, 2011)	2
Common stock - additional paid-in-capital	268,692
Warrants - additional paid-in-capital	147
Accumulated deficit	(54,360)
Total stockholders' equity (deficit)	214,481
Total liabilities and equity (deficit)	474,991
Series A Preferred Stock [Member]
LIABILITIES AND EQUITY (DEFICIT)
Redeemable preferred stock	140,989	122,436
Series A Preferred Stock [Member] | Pro Forma [Member]
LIABILITIES AND EQUITY (DEFICIT)
Redeemable preferred stock
Series B Preferred Stock [Member] | Pro Forma [Member]
LIABILITIES AND EQUITY (DEFICIT)
Redeemable preferred stock	$ 83,048